Note 9 - Stock-Based Awards	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Note 6. Stock-Based Awards

Vision maintains the following stockholder-approved equity incentive plans:

•	The 2000 Stock Incentive Plan (the “2000 Plan”) authorized the issuance of up to 4,500,000 shares of common stock covering several different types of awards, including stock options, restricted shares, stock appreciation rights, and performance shares.
•	The 2007 Stock Incentive Plan (the “2007 Plan”) authorized the issuance of up to 5,000,000 shares of common stock covering several different types of awards, including stock options, restricted shares, stock appreciation rights, and other stock-based awards. On July 26, 2012, Vision’s stockholders approved an amendment to the 2007 Plan further increasing the number of authorized shares issuable under the plan to 7,000,000 shares of common stock.
•	The 2003 Director Option Plan (the “2003 Plan”) authorized the issuance of up to 450,000 shares of common stock covering the annual automatic grant, unless waived, of 10,000 stock options per outside director per year. The 2003 Plan also provides for granting newly elected or appointed outside directors a one-time grant of 10,000 stock options.

The stock option plans provide that options may be granted at an exercise price of 100% of fair market value of Vision common stock on the date of grant, may be exercised in full or in installments, at the discretion of Vision’s board of directors or its compensation committee, and must be exercised within ten years from date of grant. Vision recognizes stock-based compensation expense on a straight-line basis over the requisite service period based on fair values, generally four years. Vision uses historical data to estimate expected employee behaviors related to option exercises and forfeitures and included these expected forfeitures as a part of the estimate of stock-based compensation expense as of the grant date.

Stock Options

The following table summarizes stock options activity for the six months ended September 30, 2014:

	Number of Shares	Exercise Price Range	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at April 1, 2014	4,377,874	$0.85 – $4.88	$1.78	6.0
Granted	830,000	0.90 – 1.25	1.06
Exercised	(25,000)	0.97 – 0.97	0.97
Canceled	(877,764)	0.95 – 4.30	2.40
Outstanding at September 30, 2014	4,305,110	$0.85 – $4.88	$1.52	6.4
Vested and expected to vest at September 30, 2014	4,262,557	$0.85 – $4.88	$1.53	6.4
Exercisable at September 30, 2014	3,260,194	$0.85 – $4.88	$1.64	5.5

The weighted average fair value of options granted during the six months ended September 30, 2014 and 2013 was $0.73 and $0.68 per share, respectively.

The total intrinsic value (the excess of the market price over the exercise price) was approximately $12 thousand for stock options outstanding, $10 thousand for stock options exercisable, and $12 thousand for stock options vested and expected to vest as of September 30, 2014. The total intrinsic value for stock options exercised during the six months ended September 30, 2014 was approximately $5 thousand. There were no stock options exercised during the six months ended September 30, 2013.

Vision does not expect to realize any tax benefits from future disqualifying dispositions, if any.

Restricted Stock

Vision determines stock-based compensation expense for performance based restricted stock based upon the fair value of Vision common stock at the date of grant and recognize expense based upon the most probable outcome as to whether the performance targets will be achieved and the stock-based compensation being earned.

The following table summarizes restricted stock activity for the six months ended September 30, 2014:

	Number of Shares	Weighted Average Grant Price
Nonvested at April 1, 2014	1,325,402	$1.06
Granted	473,605	1.08
Vested	(91,450)	1.38
Forfeited	(319,805)	1.05
Nonvested at September 30, 2014	1,387,752	$1.05

Vision grants restricted stock awards to certain executive officers, certain management employees and certain members of Vision’s board of directors.

Stock-Based Compensation Expense

Vision estimated the fair value of the stock options granted on the date of grant using a Black-Scholes valuation model that used the weighted average assumptions noted in the following table. The risk-free interest rate assumption Vision uses is based upon United States Treasury interest rates appropriate for the expected life of the awards. The expected life (estimated period of time that Vision expects employees, consultants and directors to hold their stock options) was estimated based on historical rates for two group classifications, (i) employees and consultants and (ii) outside directors. Expected volatility was based on historical volatility of Vision’s stock price for a period equal to the stock option’s expected life and calculated on a daily basis. The expected dividend rate is zero since Vision does not currently pay cash dividends on its common stock and do not anticipate doing so in the foreseeable future.

	Three Months Ended September 30,		Six Months Ended September 30,
	2014	2013	2014	2013
Risk-free interest rate	2.0%	1.4%	2.0%	1.2%
Expected life (in years)	6.5	5.1	6.6	5.5
Expected volatility	78%	75%	77%	80%
Expected dividend yield	—	—	—	—

The following table summarizes stock-based compensation recorded in Vision’s condensed consolidated statements of operations for the three and six months ended September 30, 2014 and 2013, respectively:

	Three Months Ended September 30,		Six Months Ended September 30,
	2014	2013	2014	2013
Cost of sales	$22	$12	$38	$42
Selling, general and administrative expenses	166	(244)	289	265
Research and development expenses	7	5	22	21
Total stock-based compensation expense	$195	$(227)	$349	$328

At September 30, 2014, unrecognized stock-based compensation expense related to stock options was approximately $0.7 million and is expected to be recognized over a weighted average period of approximately 3.2 years, while unrecognized stock-based compensation expense related to nonvested (restricted stock) awards was approximately $0.5 million, which is expected to be recognized over a weighted average period of approximately 3.0 years.

Note 9. Stock-Based Awards

Vision maintains the following stockholder-approved equity incentive plans:

•	The 2000 Stock Incentive Plan (the “2000 Plan”) authorized the issuance of up to 4,500,000 shares of common stock covering several different types of awards, including stock options, restricted shares, stock appreciation rights, and performance shares.
•	The 2007 Stock Incentive Plan (the “2007 Plan”) authorized the issuance of up to 5,000,000 shares of common stock covering several different types of awards, including stock options, restricted shares, stock appreciation rights, and other stock-based awards. On July 26, 2012, Vision’s stockholders approved an amendment to the 2007 Plan further increasing the number of authorized shares issuable under the plan to 7,000,000 shares of common stock.
•	The 2003 Director Option Plan (the “2003 Plan”) authorized the issuance of up to 450,000 shares of common stock covering the annual automatic grant, unless waived, of 10,000 stock options per outside director per year. The 2003 Plan also provides for granting newly elected or appointed outside directors a one-time grant of 10,000 stock options.

The stock option plans provide that options may be granted at an exercise price of 100% of fair market value of Vision common stock on the date of grant, may be exercised in full or in installments, at the discretion of Vision’s board of directors or its compensation committee, and must be exercised within ten years from date of grant. Vision recognizes stock-based compensation expense on a straight-line basis over the requisite service period based on fair values, generally four years. Vision uses historical data to estimate expected employee behaviors related to option exercises and forfeitures and included these expected forfeitures as a part of the estimate of stock-based compensation expense as of the grant date.

Stock Options

The following table summarizes stock option activity for fiscal years 2014 and 2013:

	Fiscal Year Ended March 31,
	2014		2013
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding at April 1	5,780,608	$2.09	6,007,661	$2.23
Granted	1,096,500	1.04	1,019,750	1.25
Exercised	—	—	(87,881)	1.13
Cancelled (1)	(2,499,234)	2.19	(1,158,922)	2.18
Outstanding at March 31	4,377,874	$1.78	5,780,608	$2.09
Vested and expected to vest at March 31	4,302,138	$1.79	5,622,126	$2.10
Exercisable at March 31	3,531,403	$1.90	3,580,173	$2.34

(1)	Includes cancellation of unvested stock options granted to Vision’s former President and Chief Executive Officer, Cynthia F. Ansari (1,125,000 stock options), and Vision’s former EVP, Corporate Development and Chief Financial Officer, Katherine L. Wolf (612,458 stock options).

At March 31, 2014, there were 1,415,603 shares of Vision common stock reserved for stock options. Vision generally issues shares for the exercise of stock options from unissued reserved shares.

The weighted average remaining contractual term was approximately 6.0 years for stock options outstanding, approximately 5.3 years for stock options exercisable, and 5.9 years for stock options vested and expected to vest as of March 31, 2014. The weighted average fair value of options granted was $0.68 and $0.90 in fiscal years 2014 and 2013, respectively.

The total intrinsic value (the excess of the market price over the exercise price) was approximately $319 thousand for stock options outstanding, $202 thousand for stock options exercisable, and $308 thousand for stock options vested and expected to vest as of March 31, 2014. The total intrinsic value for stock options exercised was approximately $25 thousand in fiscal 2013. There were no stock options exercised during fiscal 2014.

Vision does not expect to realize any tax benefits from future disqualifying dispositions, if any, because Vision currently have a full valuation allowance against its deferred tax assets.

The following table summarizes information concerning outstanding and exercisable stock options at March 31, 2014:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Exercise Average Price	Number of Shares	Weighted Average Exercise Price
$0.79 - $1.16	1,591,250	8.07	$1.00	994,500	$1.00
$1.17 - $2.32	1,868,399	4.88	$1.64	1,710,586	$1.62
$2.33 - $3.48	464,350	6.63	$2.63	372,442	$2.65
$3.49 - $4.65	293,375	1.23	$3.93	293,375	$3.93
$4.66 - $5.81	160,500	4.16	$4.88	160,500	$4.88
	4,377,874	5.96	$1.78	3,531,403	$1.90

Restricted Stock

Vision determines stock-based compensation expense for performance based restricted stock based upon the fair value of Vision common stock at the date of grant and recognize expense based upon the most probable outcome as to whether the performance targets will be achieved and the stock-based compensation being earned.

The following table summarizes restricted stock activity for fiscal years 2014 and 2013:

	Fiscal Year Ended March 31,
	2014		2013
	Number of Shares	Weighted Average Grant Price	Number of Share	Weighted Average Grant Price
Nonvested at April 1	122,044	$2.37	306,606	$2.50
Granted	1,365,000	1.00	40,000	1.40
Vested	(161,642)	1.54	(174,284)	2.30
Forfeited	—	—	(50,278)	2.66
Nonvested at March 31	1,325,402	$1.06	122,044	$2.37

Vision grants restricted stock awards (“RSA’s”) to its executive officers and management employees (collectively “management”) and members of its board of directors from time-to-time. There is no direct cost to the recipients of the RSA’s, except for any applicable taxes upon lapsing of the restrictions. In fiscal 2011, Vision’s compensation committee adopted a performance incentive plan (“PIP”) that provides for the payment of bonuses to management based on the attainment of specified Company performance and individual objectives. Any payments that may be due under the PIP will be paid in shares of restricted stock awarded under Vision’s 2007 Plan. Vision’s compensation committee did not approve a PIP for fiscal 2014 or 2013.

On November 26, 2013, at the time of his appointment as Vision’s President and Chief Executive Officer, Howard Zauberman was granted 1,200,000 shares of restricted stock. The restrictions on Mr. Zauberman’s restricted stock will lapse over four years (subject to further vesting as described below) commencing on his appointment date as follows: up to 300,000 shares become unrestricted each year, upon Mr. Zauberman’s achievement of predetermined Company milestones and individual performance objectives based on a plan developed by Mr. Zauberman and approved by Vision’s board of directors on April 23, 2014. If a milestone is not achieved, the shares of restricted stock tied to that milestone are cancelled. Those restricted shares for which restrictions have been removed as a result of Mr. Zauberman’s achieving milestones as described above will then vest in four equal annual installments.

Stock-Based Compensation Expense

Vision estimated the fair value of the stock options granted on the date of grant using a Black-Scholes valuation model that used the weighted average assumptions noted in the following table. The risk-free interest rate assumption Vision used is based upon United States Treasury interest rates appropriate for the expected life of the awards. The expected life (estimated period of time that Vision expects employees, consultants and directors to hold their stock options) was estimated based on historical rates for two group classifications, (i) employees and consultants and (ii) outside directors. Expected volatility was based on historical volatility of Vision stock price for a period equal to the stock option’s expected life and calculated on a daily basis. The expected dividend rate is zero since Vision does not currently pay cash dividends on its common stock and do not anticipate doing so in the foreseeable future.

	Fiscal Year Ended March 31,
	2014	2013
Risk-free interest rate	1.27%	1.05%
Expected life (in years)	5.47	6.43
Expected volatility	79%	84%
Expected dividend yield	—	—

The following table summarizes stock-based compensation recorded in Vision’s consolidated statements of operations in fiscal years 2014 and 2013:

	Fiscal Year Ended March 31,
	2014	2013
Cost of sales	$54	$89
Selling, general, and administrative expenses (1)	577	1,329
Research and development expenses	63	51
Total stock-based compensation	$694	$1,469

(1)	Reflects reversal of stock-based compensation expense of $289 thousand in fiscal 2014 for the cancellation of unvested stock options granted to Vision’s former President and Chief Executive Officer, Cynthia F. Ansari.

At March 31, 2014, unrecognized stock-based compensation expense related to stock options was approximately $0.5 million and is expected to be recognized over a weighted average period of approximately 2.5 years. At March 31, 2014, unrecognized stock-based compensation expense related to nonvested (restricted stock) awards was approximately $0.1 million, which is expected to be recognized over a weighted average period of approximately 0.6 years.